Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	98 Months Ended	116 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000110708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000026478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000026480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000026493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000148731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000098623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000098625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000098624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000139587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000026494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000148732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
C000026497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000098620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000112709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000123329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000072063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000072064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000109755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030989
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000166585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000166586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000139585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000028252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000109754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000081129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000081128
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000026489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class
C000030985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000026490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000110708
Average Annual Return [Line Items]
Average Annual Return, Percent		11.52%	6.00%				5.07%
Without Sales Load [Member] | C000026478
Average Annual Return [Line Items]
Average Annual Return, Percent		6.00%	4.73%				3.53%
Without Sales Load [Member] | C000026480
Average Annual Return [Line Items]
Average Annual Return, Percent		6.03%	4.63%				3.44%
Without Sales Load [Member] | C000030992
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%	4.90%				3.70%
Without Sales Load [Member] | C000026479
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%	4.42%				3.23%
Without Sales Load [Member] | C000026493
Average Annual Return [Line Items]
Average Annual Return, Percent		5.73%	7.83%				(1.29%)
Without Sales Load [Member] | C000030986
Average Annual Return [Line Items]
Average Annual Return, Percent		5.50%	7.71%				(1.39%)
Without Sales Load [Member] | C000030994
Average Annual Return [Line Items]
Average Annual Return, Percent		5.73%	7.98%				(1.14%)
Without Sales Load [Member] | C000148731
Average Annual Return [Line Items]
Average Annual Return, Percent		5.42%	7.50%			0.03%
Without Sales Load [Member] | C000098623
Average Annual Return [Line Items]
Average Annual Return, Percent		6.50%	1.85%				2.25%
Without Sales Load [Member] | C000098625
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%	1.75%				2.15%
Without Sales Load [Member] | C000098624
Average Annual Return [Line Items]
Average Annual Return, Percent		6.66%	2.00%				2.40%
Without Sales Load [Member] | C000139587
Average Annual Return [Line Items]
Average Annual Return, Percent		6.19%	1.54%		1.97%
Without Sales Load [Member] | C000026494
Average Annual Return [Line Items]
Average Annual Return, Percent		9.73%	0.65%				2.20%
Without Sales Load [Member] | C000030987
Average Annual Return [Line Items]
Average Annual Return, Percent		9.62%	0.55%				2.10%
Without Sales Load [Member] | C000030995
Average Annual Return [Line Items]
Average Annual Return, Percent		9.89%	0.80%				2.35%
Without Sales Load [Member] | C000148732
Average Annual Return [Line Items]
Average Annual Return, Percent		9.40%	0.35%			2.21%
Without Sales Load [Member] | C000026497
Average Annual Return [Line Items]
Average Annual Return, Percent		3.17%	(0.29%)				0.33%
Without Sales Load [Member] | C000030988
Average Annual Return [Line Items]
Average Annual Return, Percent		3.07%	(0.39%)				0.23%
Without Sales Load [Member] | C000030996
Average Annual Return [Line Items]
Average Annual Return, Percent		3.32%	(0.14%)				0.48%
Without Sales Load [Member] | C000098620
Average Annual Return [Line Items]
Average Annual Return, Percent		5.95%	0.82%				0.93%
Without Sales Load [Member] | C000112709
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%	4.21%				4.30%
Without Sales Load [Member] | C000123329
Average Annual Return [Line Items]
Average Annual Return, Percent		13.47%	4.17%				4.24%
Without Sales Load [Member] | C000072063
Average Annual Return [Line Items]
Average Annual Return, Percent		12.82%	6.48%				5.34%
Without Sales Load [Member] | C000072064
Average Annual Return [Line Items]
Average Annual Return, Percent		12.74%	6.38%				5.23%
Without Sales Load [Member] | C000109755
Average Annual Return [Line Items]
Average Annual Return, Percent		12.96%	6.64%				5.50%
Without Sales Load [Member] | C000026498
Average Annual Return [Line Items]
Average Annual Return, Percent		9.76%	3.28%				3.91%
Without Sales Load [Member] | C000030989
Average Annual Return [Line Items]
Average Annual Return, Percent		9.65%	3.18%				3.80%
Without Sales Load [Member] | C000026499
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%	3.43%				4.06%
Without Sales Load [Member] | C000166584
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%	2.50%	4.01%
Without Sales Load [Member] | C000166585
Average Annual Return [Line Items]
Average Annual Return, Percent		6.87%	2.40%	3.91%
Without Sales Load [Member] | C000166586
Average Annual Return [Line Items]
Average Annual Return, Percent		7.14%	2.65%	4.17%
Without Sales Load [Member] | C000026495
Average Annual Return [Line Items]
Average Annual Return, Percent		6.95%	0.78%				2.66%
Without Sales Load [Member] | C000139585
Average Annual Return [Line Items]
Average Annual Return, Percent		6.85%	0.68%				2.56%
Without Sales Load [Member] | C000026496
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%	0.93%				2.82%
Without Sales Load [Member] | C000028252
Average Annual Return [Line Items]
Average Annual Return, Percent		1.17%	(3.18%)				(1.49%)
Without Sales Load [Member] | C000030991
Average Annual Return [Line Items]
Average Annual Return, Percent		1.07%	(3.27%)				(1.59%)
Without Sales Load [Member] | C000109754
Average Annual Return [Line Items]
Average Annual Return, Percent		1.33%	(3.03%)				(1.34%)
Without Sales Load [Member] | C000026500
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.23%)	(4.05%)				0.45%
Without Sales Load [Member] | C000081129
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.32%)	(4.14%)				0.35%
Without Sales Load [Member] | C000026501
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.09%)	(3.91%)				0.60%
Without Sales Load [Member] | C000026502
Average Annual Return [Line Items]
Average Annual Return, Percent		5.49%	0.71%				0.94%
Without Sales Load [Member] | C000030990
Average Annual Return [Line Items]
Average Annual Return, Percent		5.38%	0.61%				0.84%
Without Sales Load [Member] | C000026503
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%	0.86%				1.09%
Without Sales Load [Member] | C000026482
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%	2.10%				1.71%
Without Sales Load [Member] | C000030983
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%	2.00%				1.61%
Without Sales Load [Member] | C000026483
Average Annual Return [Line Items]
Average Annual Return, Percent		3.22%	2.25%				1.86%
Without Sales Load [Member] | C000026484
Average Annual Return [Line Items]
Average Annual Return, Percent		6.43%	2.45%				2.12%
Without Sales Load [Member] | C000081128
Average Annual Return [Line Items]
Average Annual Return, Percent		6.33%	2.35%				2.01%
Without Sales Load [Member] | C000026485
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%	2.60%				2.27%
Without Sales Load [Member] | C000026489
Average Annual Return [Line Items]
Average Annual Return, Percent		4.21%	(0.05%)				1.42%
Without Sales Load [Member] | C000030985
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	(0.15%)				1.32%
Without Sales Load [Member] | C000026490
Average Annual Return [Line Items]
Average Annual Return, Percent		4.36%	0.10%				1.57%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%				9.16%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	15.05%			12.83%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%		1.90%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%			1.89%
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		0.93%	(2.02%)				(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		0.93%	(2.02%)				(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		0.93%	(2.02%)				(0.42%)
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.20%	0.25%				2.02%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%				9.16%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%				9.16%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%				9.16%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%				9.16%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%				9.16%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	0.94%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	0.94%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	0.94%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		5.26%	0.51%				2.45%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		5.26%	0.51%				2.45%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		5.26%	0.51%				2.45%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		(0.66%)	(3.56%)				(1.86%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		(0.66%)	(3.56%)				(1.86%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		(0.66%)	(3.56%)				(1.86%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.29%	6.94%				6.29%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		4.26%	2.67%				2.05%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.98%	9.17%				7.81%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		4.26%	2.67%				2.05%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.98%	9.17%				7.81%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		4.26%	2.67%				2.05%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.98%	9.17%				7.81%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		4.26%	2.67%				2.05%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.98%	9.17%				7.81%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent		5.00%	7.25%				(1.29%)
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent		5.00%	7.25%				(1.29%)
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent		5.00%	7.25%				(1.29%)
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent		5.00%	7.25%			0.15%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.53%	2.19%				0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.53%	2.19%				0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.53%	2.19%				0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.53%	2.19%		0.00%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		8.35%	0.27%				2.35%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		8.35%	0.27%				2.35%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		8.35%	0.27%				2.35%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		8.35%	0.27%			2.56%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.95%	7.12%				6.21%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.95%	7.12%				6.21%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.95%	7.12%				6.21%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.95%	7.12%				6.21%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		12.95%	7.12%				6.21%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)				1.35%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		10.08%	3.66%				4.23%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		10.08%	3.66%				4.23%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		10.08%	3.66%				4.23%
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		(5.61%)	(4.26%)				0.60%
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		(5.61%)	(4.26%)				0.60%
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		(5.61%)	(4.26%)				0.60%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.53%	1.06%				1.14%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.53%	1.06%				1.14%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.53%	1.06%				1.14%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent		2.71%	2.07%				1.91%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent		2.71%	2.07%				1.91%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent		2.71%	2.07%				1.91%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.64%	2.22%				1.53%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.64%	2.22%				1.53%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.64%	2.22%				1.53%